Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 04, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Apr. 04, 2022	Mar. 31, 2022	Feb. 28, 2022	Feb. 16, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 27, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Feb. 03, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Apr. 02, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Apr. 12, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000234159
Account Value [Line Items]
Line Graph and Table Measure Name	HYBL
Account Value	$ 12,088	$ 11,917	$ 11,676	$ 11,681	$ 11,796	$ 11,755	$ 11,635	$ 11,615	$ 11,483	$ 11,468		$ 11,334	$ 11,213	$ 11,082	$ 11,011	$ 10,894	$ 10,883	$ 10,754	$ 10,712	$ 10,682	$ 10,400	$ 10,078	$ 10,146	$ 10,168	$ 10,114	$ 9,988	$ 9,813	$ 9,929	$ 9,813	$ 9,736	$ 9,802	$ 9,506	$ 9,508	$ 9,344	$ 9,163	$ 9,529	$ 9,589	$ 9,207	$ 9,705	$ 9,803		$ 9,973	$ 10,019	$ 10,000
C000101921
Account Value [Line Items]
Line Graph and Table Measure Name	SRLN
Account Value	$ 14,783	14,639	14,346	14,355	14,465	14,460	14,373	14,293	14,158	14,021		13,920	13,801	13,721	13,699	13,571	13,494	13,389	13,288	13,245	13,015	12,834	12,861	12,792	12,667	12,537	12,261	12,302	12,196	12,210	12,243	11,956	11,909	11,786	11,703	12,117	11,979	11,722	12,050	12,392		12,443	12,465		$ 12,541	$ 12,527	$ 12,426	$ 12,482	$ 12,479		$ 12,393	$ 12,334	$ 12,399	$ 12,309	$ 12,214	$ 12,145	$ 12,161		$ 12,086	$ 11,941	$ 11,793	$ 11,520	$ 11,550	$ 11,529	$ 11,358	$ 11,074	$ 10,999	$ 10,601	$ 10,281	$ 11,474	$ 11,658	$ 11,626	$ 11,434	$ 11,342	$ 11,378	$ 11,273	$ 11,313	$ 11,212	$ 11,160	$ 11,235		$ 11,026	$ 11,078	$ 10,879	$ 10,634	$ 10,909	$ 11,005	$ 11,020	$ 10,947	$ 10,894	$ 10,814	$ 10,820	$ 10,815	$ 10,779	$ 10,752	$ 10,752	$ 10,660	$ 10,623	$ 10,615	$ 10,557	$ 10,519	$ 10,534	$ 10,455	$ 10,454	$ 10,412	$ 10,370	$ 10,355	$ 10,301	$ 10,290	$ 10,185	$ 10,161	$ 10,117	$ 10,064	$ 10,007	$ 9,885	$ 9,918	$ 9,861		$ 9,758	$ 9,564	$ 9,597	$ 9,631	$ 9,705	$ 9,807	$ 9,796	$ 9,908	$ 9,991	$ 10,000
C000164161
Account Value [Line Items]
Line Graph and Table Measure Name	EMTL
Account Value	$ 13,526	13,379	13,279	13,310	13,260	13,078	12,943	13,000	12,964	13,098		12,971	12,763	12,570	12,456	12,290	12,413	12,300	12,253	12,168	11,776	11,276	11,472	11,632	11,699	11,545	11,467	11,505	11,384	11,274	11,563	11,153	11,070	10,358	10,514	11,290	11,436	11,141	11,677	11,606		12,206	12,304		12,605	12,988	12,886	12,961	12,961		13,169	13,060	13,041	12,875	12,808	12,744	12,844		12,854	12,874	12,693	12,512	12,474	12,483	12,387	12,178	11,934	11,445	11,074	12,674	12,650	12,433	12,292	12,291	12,209	12,155	12,288	12,183	11,892	11,792		11,732	11,563	11,468	11,170	11,100	11,152	11,204	11,091	11,226	11,077	11,147	11,167	11,218	11,230	11,324	11,391	11,391	11,411	11,381	11,389	11,234	11,149	11,123	11,030	10,898	10,849	10,710	10,586	10,546	10,710	10,692	10,685	10,576	10,355	10,130	10,096	$ 10,000
C000164160
Account Value [Line Items]
Line Graph and Table Measure Name	STOT
Account Value	$ 12,332	12,249	12,226	12,170	12,131	12,035	11,973	11,953	11,894	11,935		11,872	11,776	11,654	11,591	11,506	11,512	11,451	11,441	11,370	11,235	11,137	11,117	11,098	11,058	10,980	10,949	10,917	10,855	10,803	10,839	10,694	10,652	10,520	10,580	10,687	10,695	10,635	10,713	10,750		10,839	10,945		11,015	11,115	11,101	11,127	11,155		11,171	11,163	11,138	11,131	11,118	11,084	11,109		11,137	11,123	11,087	11,043	11,041	11,040	11,014	10,952	10,891	10,793	10,644	10,935	10,887	10,837	10,808	10,798	10,770	10,762	10,708	10,692	10,622	10,567		10,530	10,457	10,432	10,375	10,314	10,292	10,298	10,303	10,270	10,263	10,258	10,212	10,226	10,205	10,223	10,256	10,247	10,267	10,268	10,283	10,252	10,219	10,226	10,202	10,154	10,142	10,105	10,092	10,077	10,166	10,170	10,153	10,146	10,104	10,026	10,022	10,000
C000144728
Account Value [Line Items]
Line Graph and Table Measure Name	TOTL
Account Value	$ 11,807	11,617	11,709	11,660	11,640	11,407	11,335	11,487	11,391	11,674		11,522	11,334	11,072	10,933	10,761	11,015	10,906	10,998	11,000	10,575	10,136	10,344	10,600	10,708	10,721	10,701	10,809	10,731	10,539	10,754	10,393	10,420	10,093	10,268	10,708	10,894	10,668	10,876	10,904		11,220	11,511		11,612	11,815	11,821	11,807	11,839		11,910	11,888	11,821	11,787	11,757	11,679	11,795		11,882	11,892	11,850	11,762	11,809	11,787	11,826	11,726	11,652	11,517	11,318	11,750	11,616	11,444	11,425	11,435	11,401	11,428	11,280	11,261	11,153	11,009		10,978	10,839	10,816	10,698	10,587	10,546	10,592	10,628	10,573	10,571	10,577	10,516	10,574	10,514	10,573	10,665	10,636	10,654	10,654	10,698	10,611	10,564	10,588	10,518	10,433	10,418	10,340	10,312	10,298	10,475	10,517	10,493	10,493	10,403	10,276	10,265		10,210	10,126	10,097	10,010	10,049	10,090	10,080	10,051	10,061	10,000
C000229692
Account Value [Line Items]
Line Graph and Table Measure Name	OBND
Account Value	$ 10,641	10,465	10,377	10,371	10,428	10,293	10,205	10,293	10,181	10,291		10,156	10,016	9,841	9,761	9,641	9,780	9,671	9,733	9,737	9,377	9,014	9,118	9,248	9,272	9,192	9,122	9,193	9,164	8,999	9,242	8,885	8,934	8,609	8,620	9,030	9,222	8,875	9,205	9,299		9,591	9,710		9,833	10,009	9,938	9,999	10,004	$ 10,000
C000231369
Account Value [Line Items]
Line Graph and Table Measure Name	MBNE
Account Value	$ 10,609	10,524	10,516	10,610	10,860	10,721	10,670	10,808	10,655	10,821		10,705	10,627	10,541	10,396	10,408	10,511	10,497	10,484	10,493	10,240	9,722	9,826	10,049	10,142	10,118	10,032	10,115	10,135	9,954	10,149	9,930	9,891	9,547	9,597	9,909	10,108	9,869	9,968	9,835	$ 10,000
C000225200
Account Value [Line Items]
Line Graph and Table Measure Name	MBND
Account Value	$ 9,970	9,893	9,892	9,956	10,142	10,006	9,950	10,066	9,921	10,083		9,972	9,889	9,803	9,660	9,672	9,770	9,751	9,726	9,724	9,493	9,032	9,124	9,317	9,398	9,373	9,301	9,374	9,384	9,228	9,408	9,187	9,176	8,836	8,881	9,212	9,408	9,180	9,283	9,173		9,412	9,709		9,756	10,070	10,065	9,994	10,029		10,121	10,157	10,069	10,045	10,011	9,896	9,838	$ 10,000
C000173571
Account Value [Line Items]
Line Graph and Table Measure Name	FISR
Account Value	$ 10,275	10,109	10,209	10,196	10,202	9,989	9,931	10,100	9,985	10,256		10,104	9,974	9,746	9,653	9,494	9,736	9,660	9,814	9,835	9,479	9,082	9,218	9,472	9,553	9,566	9,595	9,716	9,664	9,396	9,689	9,347	9,450	9,108	9,232	9,675	9,986	9,774	9,902	9,891		10,355	10,665		10,798	11,084	11,124	11,093	11,059		11,185	11,215	11,079	10,937	10,918	10,828	10,962		11,146	11,288	11,257	11,065	11,099	11,125	11,219	11,047	10,991	10,888	10,680	10,855	10,776	10,645	10,613	10,628	10,602	10,616	10,414	10,381	10,169	10,052	$ 10,000
C000101919
Account Value [Line Items]
Line Graph and Table Measure Name	GAL
Account Value	$ 18,592	18,050	17,590	17,579	17,708	17,595	17,250	17,648	17,245	17,603		17,206	16,975	16,621	16,520	16,008	16,423	16,020	15,622	15,712	15,045	14,137	14,433	14,978	15,346	14,954	14,391	14,660	14,472	14,153	14,652	13,842	14,186	13,275	12,788	13,777	14,244	13,701	14,597	14,469		15,305	15,250		15,475	15,988	15,563	15,877	15,375		15,839	15,610	15,496	15,375	15,116	14,671	14,450		14,188	14,239	13,691	12,687	12,864	13,118	12,685	12,153	11,881	11,480	10,659	12,162	12,914	13,060	12,734	12,631	12,423	12,293	12,277	12,276	11,741	12,181		11,964	11,817	11,641	10,950	11,496	11,356	12,060	12,049	11,965	11,761	11,829	11,781	11,775	11,861	12,306	11,807	11,642	11,464	11,291	11,132	11,077	10,844	10,786	10,587	10,444	10,370	10,151	9,974	9,844	9,888	10,131	10,098	10,183	9,937	9,815	9,784		9,746	9,342	9,421	9,667	9,874	9,871	9,438	9,646	10,144	10,000
C000101917
Account Value [Line Items]
Line Graph and Table Measure Name	INKM
Account Value	$ 15,694	15,402	15,258	15,221	15,303	15,077	14,853	15,363	15,039	15,315		15,018	14,685	14,186	14,181	13,842	14,232	13,945	13,924	14,043	13,350	12,499	12,863	13,348	13,627	13,369	12,984	13,313	13,205	13,089	13,532	12,732	12,972	12,258	11,977	12,966	13,329	12,881	13,598	13,461		14,131	14,089		14,345	14,555	14,231	14,484	14,258		14,522	14,391	14,378	14,316	14,122	13,812	13,587		13,367	13,411	13,035	12,079	12,133	12,299	12,181	11,795	11,538	11,297	10,559	12,544	13,039	13,023	12,792	12,733	12,640	12,418	12,391	12,359	11,934	12,107		11,996	11,820	11,736	11,121	11,406	11,267	11,584	11,670	11,654	11,451	11,467	11,464	11,537	11,486	11,916	11,739	11,604	11,438	11,379	11,337	11,264	11,081	11,040	10,852	10,721	10,684	10,468	10,331	10,178	10,302	10,564	10,572	10,621	10,377	10,121	10,091		9,998	9,557	9,532	9,691	9,867	9,937	9,556	9,703	10,127	10,000
C000101916
Account Value [Line Items]
Line Graph and Table Measure Name	RLY
Account Value	$ 16,490	16,030	15,641	15,995	15,655	15,595	15,142	15,872	15,653	15,850		15,577	15,476	15,235	15,620	15,151	15,194	14,414	14,409	14,796	14,490	13,964	14,350	14,537	14,896	14,155	13,630	14,568	14,504	14,402	15,069	14,403	14,828	14,020	13,086	14,290	14,474	14,045	15,569	15,031		15,299	14,304		13,760	13,388	12,726	13,384	12,773		12,752	12,808	12,703	12,728	12,286	11,762	11,557		10,920	10,876	10,336	9,359	9,530	9,859	9,600	9,264	9,093	8,754	8,229	9,839	10,550	10,971	10,592	10,611	10,463	10,325	10,506	10,612	10,098	10,539		10,509	10,386	10,270	9,521	9,961	10,249	10,901	10,750	10,906	10,907	10,999	10,858	10,560	10,482	10,991	10,707	10,344	10,255	10,141	9,999	9,958	9,631	9,675	9,689	9,765	9,841	9,849	9,715	9,521	9,487	9,707	9,571	9,656	9,578	9,275	9,417		9,073	8,550	8,415	8,671	8,955	9,198	8,803	9,163	9,552	10,000
C000119098
Account Value [Line Items]
Line Graph and Table Measure Name	ULST
Account Value	$ 12,649	12,586	12,559	12,499	12,449	12,386	12,334	12,300	12,250	12,252		12,178	12,099	12,007	11,953	11,885	11,863	11,807	11,785	11,729	11,636	11,541	11,499	11,471	11,419	11,364	11,327	11,297	11,248	11,192	11,169	11,100	11,049	10,992	10,974	10,965	10,935	10,902	10,938	10,937		10,940	10,959		10,989	11,007	11,007	11,018	11,025		11,023	11,020	11,018	11,014	11,006	10,999	11,000		10,996	10,982	10,974	10,958	10,948	10,941	10,917	10,872	10,794	10,703	10,531	10,867	10,849	10,815	10,793	10,771	10,744	10,723	10,697	10,673	10,645	10,618		10,584	10,551	10,524	10,480	10,472	10,465	10,449	10,431	10,406	10,383	10,364	10,343	10,321	10,312	10,302	10,285	10,275	10,267	10,255	10,242	10,231	10,219	10,208	10,196	10,185	10,175	10,160	10,144	10,135	10,128	10,118	10,112	10,096	10,065	10,062	10,050		10,030	9,997	9,997	9,992	9,998	9,999	9,997	9,997	10,001	10,000
C000253545
Account Value [Line Items]
Line Graph and Table Measure Name	SPIN
Account Value	$ 10,772	10,356	10,056	10,091	10,601	10,788	10,589	10,775	10,273	10,301	$ 10,000
C000170017
Account Value [Line Items]
Line Graph and Table Measure Name	XLSR
Account Value	$ 20,151	19,252	18,261	18,620	19,814	20,120	19,525	20,021	18,849	18,940		18,679	18,442	18,546	18,028	17,288	18,114	17,644	16,850	16,640	15,949	14,638	15,005	15,774	16,094	15,657	14,611	14,558	14,462	14,246	14,606	13,979	14,706	14,007	12,855	14,112	14,625	13,508	14,829	14,748		16,005	15,471		15,860	16,565	15,814	15,910	15,119		15,976	15,453	15,182	14,999	14,777	13,979	13,691		13,479	13,743	13,324	11,979	12,388	12,809	11,718	11,124	10,901	10,465	9,414	10,529	11,469	11,417	11,057	10,646	10,405	10,295	10,336	10,250	9,576	10,212	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,078	9,925	9,997	9,958	9,954	9,739	9,688	9,849	9,746	9,994		9,862	9,722	9,500	9,411	9,254	9,494	9,407	9,542	9,568	9,216	8,816	8,958	9,191	9,250	9,257	9,290	9,392	9,336	9,104	9,346	9,067	9,108	8,785	8,900	9,302	9,573	9,345	9,493	9,433		9,805	10,085	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805		11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142		11,581	11,912		12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236		12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017		11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410		10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,568	10,371	10,408	10,111	10,049	9,907	9,851	10,067	10,033	10,381		10,207	9,971	9,703	9,690	9,564	9,812	9,758	9,882	10,021	9,621	9,159	9,270	9,549	9,681	9,614	9,615	9,807	9,764	9,465	9,790	9,479	9,428	9,004	9,066	9,557	9,950	9,743	10,066	10,039		10,620	10,954		11,086	11,318	11,334	11,367	11,394		11,600	11,649	11,496	11,598	11,490	11,347	11,570		11,772	11,877	11,719	11,510	11,499	11,541	11,558	11,201	11,102	11,054	10,841	11,089	11,015	10,877	10,814	10,896	10,824	10,935	10,717	10,747	10,514	10,374		10,404	10,276	10,335	10,180	9,979	9,947	10,060	10,147	10,137	10,154	10,199	10,277	10,444	10,334	10,427	10,304	10,268	10,156	10,194	10,287	10,186	10,017	10,026	9,873	9,763	9,748	9,703	9,594	9,639	10,037	10,324	10,267	10,318	10,240	9,950	10,085	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,443	11,270	11,351	11,307	11,302	11,059	11,001	11,184	11,067	11,348		11,198	11,040	10,788	10,687	10,508	10,781	10,682	10,835	10,865	10,464	10,011	10,172	10,437	10,504	10,511	10,549	10,665	10,601	10,338	10,612	10,296	10,342	9,976	10,106	10,563	10,870	10,611	10,780	10,711		11,133	11,451		11,581	11,836	11,866	11,831	11,834		11,938	11,960	11,828	11,746	11,707	11,616	11,762		11,935	12,021	12,004	11,888	11,941	11,948	12,045	11,868	11,793	11,739	11,534	11,602	11,397	11,182	11,189	11,195	11,161	11,221	10,938	10,914	10,778	10,590		10,588	10,388	10,394	10,285	10,100	10,040	10,120	10,185	10,120	10,118	10,130	10,058	10,134	10,069	10,165	10,284	10,237	10,250	10,244	10,293	10,202	10,158	10,168	10,090	10,013	10,018	9,952	9,932	9,918	10,158	10,237	10,243	10,254	10,190	10,010	10,008	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805		11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142		11,581	11,912		12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236		12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017		11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410		10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,644	9,498	9,566	9,529	9,525	9,320	9,271	9,425	9,326	9,564		9,437	9,303	9,091	9,006	8,856	9,085	9,002	9,131	9,156	8,819	8,437	8,572	8,795	8,852	8,858	8,890	8,988	8,934	8,712	8,943	8,677	8,716	8,407	8,517	8,902	9,160	8,942	9,084	9,026		9,382	9,650		9,759	9,974	10,000	9,970	9,973	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,300	10,144	10,217	10,177	10,173	9,954	9,902	10,066	9,961	10,214		10,079	9,937	9,710	9,619	9,458	9,704	9,615	9,753	9,779	9,419	9,011	9,155	9,394	9,454	9,461	9,495	9,599	9,542	9,305	9,552	9,267	9,309	8,979	9,097	9,507	9,784	9,551	9,703	9,641	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,614	9,469	9,537	9,499	9,496	9,291	9,242	9,396	9,298	9,534		9,408	9,275	9,063	8,978	8,829	9,057	8,975	9,103	9,128	8,792	8,411	8,546	8,769	8,825	8,831	8,863	8,960	8,906	8,686	8,916	8,650	8,689	8,381	8,491	8,874	9,132	8,915	9,057	8,999		9,354	9,621		9,730	9,944	9,969	9,940	9,943		10,029	10,049	9,937	9,868	9,836	9,759	9,882	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,839	10,675	10,752	10,710	10,706	10,476	10,420	10,594	10,483	10,750		10,608	10,457	10,219	10,123	9,954	10,212	10,118	10,263	10,292	9,912	9,483	9,635	9,886	9,950	9,957	9,992	10,102	10,041	9,793	10,053	9,753	9,797	9,449	9,573	10,006	10,296	10,051	10,211	10,146		10,546	10,847		10,970	11,211	11,240	11,207	11,210		11,308	11,329	11,204	11,126	11,090	11,003	11,142		11,305	11,387	11,371	11,261	11,311	11,317	11,409	11,241	11,171	11,119	10,925	10,990	10,795	10,592	10,599	10,604	10,573	10,629	10,361	10,338	10,210	10,032	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 25,220	24,127	22,807	22,595	23,507	23,716	22,964	23,599	22,713	23,252		22,729	22,210	21,762	21,367	20,535	21,256	20,605	19,778	19,734	18,750	17,164	17,755	18,535	19,083	18,380	17,367	17,580	17,359	16,942	17,426	16,231	16,879	15,685	14,776	16,355	16,957	15,826	17,320	17,310		18,804	18,428		18,859	19,891	19,132	19,659	18,747		19,526	19,054	18,959	18,732	18,457	17,689	17,242		16,796	16,825	16,029	14,227	14,542	15,007	14,151	13,452	13,035	12,462	11,226	13,113	14,282	14,473	13,977	13,638	13,272	13,000	13,336	13,296	12,492	13,288		12,863	12,731	12,387	11,455	12,348	12,176	13,209	13,188	13,068	12,716	12,793	12,742	12,625	12,865	13,425	12,739	12,534	12,293	12,049	11,796	11,755	11,441	11,374	11,151	10,975	10,846	10,555	10,277	10,060	9,952	10,149	10,075	10,041	9,613	9,683	9,663		9,513	8,844	8,890	9,484	9,665	9,725	9,041	9,384	10,058	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805		11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142		11,581	11,912		12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236		12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017		11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410		10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805		11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142		11,581	11,912		12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236		12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017		11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410		10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805		11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142		11,581	11,912		12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236		12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017		11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410		10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 11,365	10,815	10,175	10,244	10,856	10,999	10,701	10,963	10,355	10,450	$ 10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 23,930	22,772	21,423	21,570	22,858	23,160	22,532	23,083	21,803	22,002		21,542	21,032	20,779	20,059	19,112	19,926	19,304	18,326	18,023	17,240	15,797	16,136	16,944	17,218	16,683	15,649	15,581	15,341	14,798	15,168	14,271	15,144	14,342	13,268	14,614	15,235	13,949	15,204	15,176		16,626	16,031		16,526	17,428	16,680	16,797	15,697		16,462	15,977	15,606	15,250	15,144	14,377	13,774		13,404	13,541	13,039	11,753	12,074	12,551	11,709	11,084	10,868	10,374	9,195	10,491	11,432	11,437	11,102	10,713	10,486	10,293	10,459	10,310	9,632	10,285	$ 10,000
SPDR ETFs Index: SPDR Blackstone High Income Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPDR Blackstone High Income Composite Index
Account Value	$ 12,254	12,093	11,900	11,903	11,986	11,941	11,819	11,811	11,696	11,677		11,542	11,415	11,266	11,192	11,078	11,100	10,987	10,922	10,884	10,601	10,303	10,369	10,380	10,304	10,166	9,972	10,029	9,928	9,875	9,910	9,595	9,611	9,466	9,288	9,589	9,632	9,255	9,690	9,803		9,974	10,017	$ 10,000
SPDR ETFs Index: Markit iBoxx USD Liquid Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid Leveraged Loan Index
Account Value	$ 14,558	14,437	14,255	14,224	14,297	14,328	14,238	14,194	14,039	13,910		13,846	13,761	13,642	13,612	13,507	13,414	13,291	13,145	13,129	12,917	12,777	12,806	12,729	12,606	12,463	12,192	12,259	12,128	12,085	12,050	11,741	11,658	11,544	11,381	11,666	11,545	11,226	11,536	11,843		11,875	11,875		11,962	11,954	11,853	11,945	11,950		11,864	11,800	11,852	11,847	11,791	11,760	11,815		11,752	11,633	11,541	11,230	11,241	11,257	11,104	10,888	10,927	10,587	10,295	11,400	11,624	11,609	11,418	11,332	11,362	11,292	11,357	11,234	11,206	11,306		11,095	11,129	10,915	10,586	10,904	11,045	11,093	11,011	10,964	10,855	10,854	10,856	10,809	10,787	10,789	10,652	10,620	10,624	10,559	10,523	10,575	10,495	10,538	10,498	10,457	10,496	10,425	10,442	10,334	10,305	10,280	10,233	10,165	9,990	10,028	9,981		9,787	9,484	9,525	9,562	9,661	9,787	9,761	9,830	9,948	10,000
SPDR ETFs Index: Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 16,168	16,055	15,811	15,735	15,796	15,774	15,665	15,599	15,432	15,285		15,192	15,115	15,001	14,946	14,781	14,697	14,618	14,457	14,410	14,133	13,959	13,959	13,848	13,686	13,541	13,193	13,254	13,104	13,115	13,099	12,730	12,665	12,468	12,270	12,631	12,489	12,114	12,459	12,779		12,794	12,766		12,835	12,818	12,712	12,774	12,772		12,692	12,618	12,648	12,633	12,563	12,507	12,545		12,504	12,380	12,249	11,930	11,974	11,973	11,819	11,565	11,588	11,204	10,849	11,831	12,065	12,038	11,838	11,750	11,773	11,694	11,740	11,619	11,598	11,676		11,438	11,493	11,267	10,880	11,235	11,359	11,382	11,303	11,247	11,148	11,147	11,146	11,101	11,071	11,065	10,947	10,913	10,905	10,844	10,807	10,830	10,747	10,771	10,723	10,680	10,686	10,632	10,597	10,462	10,443	10,368	10,306	10,234	10,069	10,085	10,024		9,795	9,495	9,516	9,557	9,675	9,778	9,777	9,872	9,964	10,000
SPDR ETFs Index: JP Morgan Corporate Emerging Market Bond Index Broad Diversified
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Corporate Emerging Market Bond Index Broad Diversified Index
Account Value	$ 14,573	14,373	14,285	14,347	14,338	14,119	14,008	14,084	14,000	14,121		13,950	13,719	13,516	13,391	13,199	13,317	13,185	13,092	13,015	12,628	12,184	12,334	12,431	12,487	12,366	12,234	12,306	12,198	12,098	12,294	11,931	11,750	11,160	11,394	11,847	11,826	11,703	12,073	12,144		12,400	12,724		13,371	13,599	13,544	13,619	13,683		13,775	13,678	13,648	13,535	13,448	13,368	13,454		13,467	13,476	13,282	12,937	12,904	12,966	12,851	12,559	12,223	11,762	11,300	12,771	12,773	12,579	12,458	12,411	12,307	12,229	12,214	12,106	11,845	11,787		11,696	11,549	11,425	11,123	11,044	11,062	11,128	11,024	11,144	10,985	11,031	11,109	11,182	11,203	11,317	11,309	11,274	11,271	11,233	11,194	11,087	11,000	10,978	10,908	10,787	10,753	10,605	10,476	10,395	10,615	10,616	10,600	10,462	10,299	10,118	10,097	10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate 1-3 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Index
Account Value	$ 11,872	11,796	11,810	11,722	11,669	11,587	11,534	11,509	11,470	11,537		11,442	11,338	11,205	11,143	11,062	11,100	11,055	11,094	11,050	10,918	10,793	10,758	10,765	10,725	10,680	10,723	10,755	10,718	10,565	10,645	10,559	10,538	10,451	10,465	10,595	10,681	10,624	10,698	10,633		10,693	10,840		10,889	10,967	10,984	10,993	11,029		11,038	11,038	11,019	11,035	11,022	11,013	11,019		11,026	11,022	11,007	10,996	10,997	10,998	10,996	10,979	10,964	10,943	10,884	10,840	10,753	10,692	10,668	10,668	10,631	10,636	10,553	10,557	10,499	10,426		10,402	10,334	10,318	10,277	10,198	10,168	10,158	10,165	10,129	10,123	10,122	10,084	10,095	10,078	10,088	10,115	10,112	10,133	10,136	10,148	10,127	10,101	10,105	10,088	10,070	10,063	10,047	10,028	10,022	10,063	10,066	10,055	10,065	10,063	10,003	10,010	$ 10,000
SPDR ETFs Index: SPDR Loomis Sayles Oppurtunistic Bond Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	SPDR Loomis Sayles Oppurtunistic Bond Composite Index
Account Value	$ 10,834	10,664	10,579	10,583	10,634	10,506	10,424	10,522	10,401	10,520		10,368	10,229	10,044	9,980	9,838	9,973	9,859	9,904	9,895	9,560	9,155	9,269	9,400	9,402	9,324	9,214	9,307	9,224	9,075	9,238	8,915	8,939	8,643	8,610	8,986	9,138	8,819	9,150	9,161		9,500	9,648		9,783	10,011	9,952	9,978	9,963	$ 10,000
SPDR ETFs Index: Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Account Value	$ 10,642	10,560	10,500	10,569	10,716	10,607	10,534	10,649	10,513	10,657		10,566	10,472	10,378	10,238	10,308	10,425	10,425	10,415	10,459	10,252	9,747	9,794	10,039	10,153	10,111	10,032	10,130	10,158	9,955	10,158	9,919	9,867	9,510	9,551	9,873	10,056	9,820	9,912	9,768	$ 10,000
SPDR ETFs Index: Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Account Value	$ 10,076	9,998	9,941	10,007	10,146	10,043	9,973	10,083	9,954	10,090		10,004	9,915	9,826	9,694	9,759	9,870	9,870	9,861	9,903	9,706	9,228	9,273	9,505	9,613	9,573	9,499	9,591	9,617	9,426	9,617	9,392	9,343	9,004	9,043	9,348	9,522	9,297	9,385	9,248		9,463	9,741		9,773	10,036	10,020	9,962	9,994		10,061	10,084	10,004	9,990	9,974	9,906	9,855	$ 10,000
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805		11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142		11,581	11,912		12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236		12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017		11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410		10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
SPDR ETFs Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,533	26,394	24,919	24,700	25,851	26,038	25,150	25,823	24,690	25,190		24,737	24,100	23,683	23,210	22,218	23,076	22,357	21,448	21,193	20,202	18,470	19,022	19,880	20,366	19,704	18,580	18,768	18,444	17,892	18,332	17,121	17,880	16,718	15,598	17,196	17,947	16,626	18,203	18,189		19,837	19,308		19,809	20,915	20,058	20,507	19,408		20,249	19,757	19,409	19,124	18,853	18,014	17,434		16,999	17,169	16,471	14,604	15,066	15,604	14,627	13,959	13,599	12,973	11,695	13,479	14,723	14,814	14,383	13,993	13,646	13,361	13,640	13,573	12,734	13,514		13,051	12,882	12,506	11,603	12,558	12,417	13,401	13,327	13,164	12,765	12,771	12,692	12,547	12,827	13,381	12,710	12,541	12,275	12,047	11,783	11,766	11,491	11,447	11,210	11,046	10,930	10,635	10,384	10,142	9,998	10,195	10,141	10,133	9,722	9,832	9,777		9,625	9,013	9,081	9,659	9,832	9,881	9,155	9,506	10,180	10,000
SPDR ETFs Index: Bloomberg U.S. Long Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Bond Index
Account Value	$ 11,937	11,617	11,821	11,959	12,096	11,596	11,547	12,128	11,889	12,473		12,190	11,941	11,554	11,429	11,115	11,757	11,573	11,863	12,047	11,165	10,160	10,639	11,344	11,613	11,740	11,650	11,978	11,894	11,392	11,987	11,246	11,404	10,546	10,960	11,952	12,501	12,049	12,418	12,457		13,734	14,295		14,667	15,424	15,551	15,345	15,099		15,460	15,507	15,088	14,570	14,452	14,175	14,707		15,351	15,822	15,853	15,314	15,560	15,582	16,189	15,373	15,138	15,125	14,472	14,913	14,338	13,626	13,783	13,772	13,780	14,048	13,022	12,928	12,579	12,080		12,129	11,585	11,649	11,394	10,987	10,927	11,306	11,484	11,387	11,359	11,430	11,301	11,525	11,338	11,708	11,954	11,732	11,670	11,623	11,736	11,479	11,449	11,362	11,137	10,967	11,029	10,830	10,797	10,719	11,383	11,715	11,865	11,868	11,572	11,030	10,994		10,861	10,561	10,334	10,122	10,202	10,260	10,218	10,136	10,218	10,000
SPDR ETFs Index: Bloomberg U.S. Government Inflation-Linked Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Inflation-Linked Bond Index
Account Value	$ 13,005	12,882	12,962	12,955	12,887	12,600	12,438	12,646	12,584	12,817		12,626	12,525	12,303	12,211	11,996	12,210	12,111	12,241	12,222	11,897	11,573	11,668	11,898	12,011	12,004	12,039	12,184	12,176	11,830	11,996	11,770	11,895	11,671	11,526	12,376	12,718	12,166	12,582	12,737		13,021	13,277		13,169	13,468	13,425	13,292	13,137		13,240	13,268	12,905	12,815	12,660	12,474	12,507		12,741	12,706	12,563	12,416	12,502	12,549	12,423	12,116	11,979	11,949	11,610	11,821	11,647	11,391	11,355	11,335	11,307	11,476	11,187	11,143	11,053	10,858		10,823	10,617	10,621	10,474	10,417	10,362	10,526	10,647	10,569	10,624	10,577	10,534	10,540	10,423	10,537	10,631	10,525	10,505	10,483	10,553	10,433	10,389	10,492	10,495	10,432	10,437	10,381	10,292	10,308	10,520	10,571	10,518	10,564	10,459	10,236	10,314		10,274	10,084	9,967	9,816	9,900	9,909	9,878	9,946	10,031	10,000
SPDR ETFs Index: DBIQ Optimum Yield Diversified Commodity Index Excess Return
Account Value [Line Items]
Line Graph and Table Measure Name	DBIQ Optimum Yield Diversified Commodity Index Excess Return
Account Value	$ 12,377	11,871	11,760	12,880	12,581	12,590	12,318	12,106	12,345	12,311		12,273	12,521	13,010	13,052	13,191	13,001	12,497	12,749	12,606	13,157	13,446	13,749	13,611	13,695	12,669	12,368	13,224	13,386	13,468	14,067	14,018	14,407	14,311	13,623	14,734	14,929	15,196	16,343	15,794		14,869	13,568		12,734	11,799	11,058	12,141	11,459		10,908	11,084	10,904	10,515	10,138	9,367	9,466		8,576	8,278	7,868	7,147	7,376	7,601	7,283	6,922	6,649	6,128	6,339	7,640	8,205	8,986	8,474	8,517	8,348	8,273	8,723	8,799	8,483	9,007		8,915	8,960	8,709	8,124	8,521	9,464	10,003	9,691	9,646	9,886	10,082	9,843	9,492	9,299	9,591	9,328	9,060	8,975	8,635	8,469	8,420	8,108	8,189	8,330	8,540	8,828	8,818	8,870	8,553	8,374	8,419	8,054	8,007	8,559	8,240	8,124		7,424	7,105	7,146	7,444	7,913	8,471	8,410	8,771	8,781	10,000
SPDR ETFs Index: Bloomberg US Treasury Bellwether 3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Bellwether 3 Month Index
Account Value	$ 12,201	$ 12,160	$ 12,116	$ 12,074	$ 12,033	$ 11,995	$ 11,949	$ 11,901	$ 11,855	$ 11,810		$ 11,758	$ 11,702	$ 11,650	$ 11,602	$ 11,546	$ 11,497	$ 11,445	$ 11,397	$ 11,349	$ 11,296	$ 11,245	$ 11,194	$ 11,144	$ 11,094	$ 11,046	$ 10,996	$ 10,950	$ 10,913	$ 10,866	$ 10,829	$ 10,792	$ 10,752	$ 10,716	$ 10,697	$ 10,673	$ 10,654	$ 10,648	$ 10,646	$ 10,638		$ 10,636	$ 10,633		$ 10,632	$ 10,632	$ 10,631	$ 10,631	$ 10,631		$ 10,631	$ 10,631	$ 10,630	$ 10,631	$ 10,631	$ 10,630	$ 10,629		$ 10,628	$ 10,627	$ 10,626	$ 10,625	$ 10,624	$ 10,623	$ 10,622	$ 10,620	$ 10,619	$ 10,618	$ 10,618	$ 10,586	$ 10,570	$ 10,556	$ 10,541	$ 10,529	$ 10,507	$ 10,488	$ 10,467	$ 10,448	$ 10,424	$ 10,401		$ 10,381	$ 10,359	$ 10,341	$ 10,318	$ 10,298	$ 10,279	$ 10,260	$ 10,243	$ 10,226	$ 10,210	$ 10,193	$ 10,178	$ 10,164	$ 10,150	$ 10,140	$ 10,128	$ 10,117	$ 10,108	$ 10,099	$ 10,091	$ 10,081	$ 10,071	$ 10,063	$ 10,057	$ 10,051	$ 10,050	$ 10,045	$ 10,040	$ 10,036	$ 10,035	$ 10,032	$ 10,026	$ 10,024	$ 10,021	$ 10,017	$ 10,016		$ 10,014	$ 10,008	$ 10,005	$ 10,006	$ 10,003	$ 10,002	$ 10,003	$ 10,001	$ 10,000	$ 10,000